Fair Value Measurements (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Cash	$ 8,307	$ 173,513
Warrant liabilities	0	353
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Financial guarantee liability		1,083,295
Warrant liabilities	20,700	353
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	$ 8,307	$ 173,513